Trading Properties (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Additions	$ 508,000,000	$ 1,320,000,000
Desconsolidation		(12,610,000,000)
Currency translation adjustment	(157,000,000)	1,138,000,000
Transfers		0
Disposals		(2,355,000,000)
Ending	3,234,000,000	2,883,000,000	$ 17,666,000,000
Properties Under Development [Member]
Statement [Line Items]
Additions	471,000,000	669,000,000
Desconsolidation		(233,000,000)
Currency translation adjustment	(157,000,000)	206,000,000
Transfers		(318,000,000)
Disposals		(640,000,000)
Ending	1,629,000,000	1,315,000,000	2,043,000,000
Completed Properties [Member]
Statement [Line Items]
Additions	0	0
Desconsolidation		(3,490,000,000)
Currency translation adjustment	0	(320,000,000)
Transfers		318,000,000
Disposals		(1,295,000,000)
Ending	198,000,000	198,000,000	4,985,000,000
Undeveloped Sites [Member]
Statement [Line Items]
Additions	37,000,000	651,000,000
Desconsolidation		(8,887,000,000)
Currency translation adjustment	0	(612,000,000)
Transfers		0
Disposals		(420,000,000)
Ending	$ 1,407,000,000	$ 1,370,000,000	$ 10,638,000,000